UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21044

UM Investment Trust
(Exact name of registrant as specified in charter)

245 Park Avenue, New York, NY 10167
(Address of principal executive offices) (Zip code)

JPMorgan Funds Management, Inc., 245 Park Avenue, New York, NY 10167
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-800-480-4111

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2009 through June 30, 2010

Item 1. Proxy Voting Record

***** FORM N-Px REPORT *****

ICA File Number: 811-21044

Reporting Period: 07/01/2009 - 06/30/2010

UM Investment Trust

==== UNDISCOVERED MANAGERS MULTI-STRATEGY FUND ====

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==== END NPX REPORT ====

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UM Investment Trust

By (Signature and Title)                             \s\ George C.W. Gatch

George C.W. Gatch, President

Date     August 30, 2010

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the principal executive officer on behalf of the registrant and on the date indicated.

By (Signature and Title)*                         \s\ George C.W. Gatch

George C.W. Gatch, President

Date     August 30, 2010

*Print the name and title of each signing officer under his or her signature.